Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Affiliated companies	Dec. 31, 2012 Affiliated companies	Dec. 31, 2011 Affiliated companies	Oct. 01, 2010 Related Party Transactions	Sep. 29, 2009 Related Party Transactions	Dec. 31, 2013 Related Party Transactions	Dec. 31, 2012 Related Party Transactions	Dec. 31, 2010 Related Party Transactions	Dec. 22, 2010 Related Party Transactions	Dec. 31, 2009 Related Party Transactions	Dec. 31, 2013 Other affiliated entities	Dec. 31, 2012 Other affiliated entities	Dec. 31, 2013 Allianz SE	Dec. 31, 2012 Allianz SE	Dec. 31, 2011 Allianz SE	Dec. 31, 2006 Allianz SE	Dec. 31, 2004 Allianz SE	Dec. 31, 2003 Allianz SE	Dec. 31, 2013 Allianz SE Principal Amount	Dec. 31, 2012 Allianz SE Principal Amount	Dec. 31, 2013 Affiliates Property Available for Operating Lease	Dec. 31, 2012 Affiliates Property Available for Operating Lease	Dec. 31, 2011 Affiliates Property Available for Operating Lease	Dec. 31, 2013 Affiliates Office Space Leases	Dec. 31, 2012 Affiliates Office Space Leases	Dec. 31, 2011 Affiliates Office Space Leases	Dec. 31, 2013 AZOA	Dec. 31, 2012 AZOA	Dec. 31, 2011 AZOA
Related Party Transaction [Line Items]
Related party transaction, loan balance																$ 1,191,170	$ 28,725
Related party transaction, percentage of total invested asset																1.58%	0.04%
Related party transaction, amount of loan agreement																					350,000
Dividends paid in cash	650,000	150,000																	130,000	90,000										650,000	150,000
Related party transaction, loan balance	1,191,170	28,725														0	28,725
Loan payment received																						28,725	27,293
Annual interest rate on loan																5.18%
Interest earned	1,549	2,614	8,435													1,029	2,466	2,040
Rental income	1,462	2,943	19,662																					1,462	1,045	1,113	1,502	881	865
Rent expense																											29	26	26
Service fee				40,096	35,713	35,755
Accrued service fee				7,054	10,758
Revenue earned				7,827	5,666	6,410
Receivables for expenses				(676)	391
Income recognized	261,926	212,458	210,687						16,516	15,233	11,341
Fees receivable	142,028	158,588							2,780	2,684
General and administrative expenses	663,319	645,656	629,654						1,060	1,513	1,713
Payable to affiliates									69	131
Transferred loan in the form of dividend	650,000	150,000																														50,000
Capital Contribution To Insurance Subsidiary							250	250
Additional Capital Contributions												288,234	282,000
Quota Share Reinsurance Ceded, Percentage											20.00%		100.00%
Reinsurance Recoverables & Receivables	$ 4,105,078	$ 4,079,593												$ 233	$ 311
Lending capacity under the agreement, Percentage	5.00%